Long-term debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	June 30,	December 31,
	2024	2023

Schuldschein loans	228,702	228,759
Bonds	6,794,946	6,676,465
Accounts Receivable Facility	—	22,857
Other	310,830	519,481
Long-term debt	7,334,478	7,447,562
Less current portion	(480,828)	(487,699)
Long-term debt, less current portion	6,853,650	6,959,863

Schedule of accounts receivable facility

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available(1)		Balance outstanding(2)
	June 30, 2024		June 30, 2024

Accounts Receivable Facility	$—	€—	$—	€—

	Maximum amount available(1)		Balance outstanding(2)
	December 31, 2023		December 31, 2023

Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.